Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042    HV-5776 - PremierSolutions Cornerstone
_____________________________
Supplement dated September 26, 2023 to your Prospectus dated May 1, 2023
This Supplement dated September 26, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Subadviser for the Putnam Core Equity Fund– Class A in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 is changed as expressed in the updated Appendix A – Underlying Funds table below in this Supplement.
Also effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
Franklin Strategic Income Fund - Class A	T. Rowe Price Retirement 2015 Fund - R Class
Invesco Comstock Fund - Class A	T. Rowe Price Retirement 2025 Fund - R Class
Putnam Core Equity Fund - Class A	T. Rowe Price Retirement 2030 Fund - R Class
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	-10.72%	0.03%	1.27%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	0.81%	7.96%	10.95%
US Fund Large Blend	Putnam Core Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Franklin Resources, Inc. and Great-West Lifeco Inc.	0.99%	-16.08%	9.29%	13.03%
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.00%	-14.60%	3.03%	5.21%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.04%	-16.09%	3.79%	6.61%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.07%	-17.42%	4.11%	7.19%
* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-35-HV5776